Condensed Consolidated Statement of Profit/(Loss) of Immatics N.V. - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Profit or loss [abstract]
Revenue from collaboration agreements	€ 22,354	€ 17,215	€ 32,150	€ 120,123
Research and development expenses	(27,317)	(25,216)	(54,898)	(50,360)
General and administrative expenses	(9,358)	(8,683)	(18,944)	(17,961)
Other income	6	27	948	32
Operating result	(14,315)	(16,657)	(40,744)	51,834
Change in fair value of liabilities for warrants	(13,105)	(2,786)	(5,708)	13,743
Other financial income	3,954	7,015	6,748	8,774
Other financial expenses	(1,144)	(407)	(4,653)	(1,524)
Financial result	(10,295)	3,822	(3,613)	20,993
Profit/(loss) before taxes	(24,610)	(12,835)	(44,357)	72,827
Taxes on income	0	(1,145)	0	(1,145)
Net profit/(loss)	€ (24,610)	€ (13,980)	€ (44,357)	€ 71,682
Net profit/(loss) per share:
Basic	€ (0.32)	€ (0.22)	€ (0.58)	€ 1.12
Diluted	€ (0.32)	€ (0.22)	€ (0.58)	€ 1.11